Accrued Expenses and Other Payables	12 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Payables [Abstract]
Accrued expenses and other payables

Note 10 — Accrued expenses and other payables

Accrued expenses and other payables consisted of the following:

	As of June 30,
	2024	2025
	HKD	HKD	US$
Professional fees	$12,000	$855,863	$109,028
Salaries and employee benefits	-	283,850	36,160
Other payables	3,530,000	6,890,000	877,718
Total	$3,542,000	$8,029,713	$1,022,906

Other payables represented the collection of payment on behalf of a customer, which HKD3.15 million (US$401,279) has been paid to the customer in August 2025 and the remaining collection would be paid off to the customer in the near future.